Jun. 28, 2019
Strategic Income Portfolio
Strategic Income Portfolio

Summary Prospectus and
Prospectus Supplement

June 28, 2019

Morgan Stanley Institutional Fund Trust

Supplement dated June 28, 2019 to the Morgan Stanley Institutional Fund Trust Summary Prospectus and Prospectus dated January 28, 2019

Strategic Income Portfolio (the "Fund")

The Board of Trustees (the "Board") of Morgan Stanley Institutional Fund Trust, at a meeting held on June 12-13, 2019, approved amendments to the Fund's investment objective (subject to shareholder approval) and strategies, among other things, effective on or about October 1, 2019, which include the following:

Current investment objective: The Fund "seeks total return comprised of income and capital appreciation."

Proposed investment objective: The Fund "seeks to maximize current income consistent with the preservation of capital."

The Board also approved making the Fund's investment objective a non-fundamental policy, subject to shareholder approval and effective on or about October 1, 2019, which would permit the Board to change the Fund's investment objective in the future without shareholder vote upon notice duly provided to existing and prospective investors.

Subject to shareholder approval of the changes to the Fund's investment objective and effective on or about October 1, 2019, the Fund's principal investments strategies will change to the following:

The Fund will primarily invest in fixed-income securities that the Fund's Adviser will allocate among asset classes or market segments and which include: (1) corporate securities, (2) residential and commercial mortgage-backed securities, (3) asset-backed securities, (4) foreign securities, including emerging market securities, and (5) U.S. government securities and foreign sovereign debt. The Fund may also invest in currency and other derivatives.

The Fund may invest up to 65% of its net assets in any one asset class or market segment. However, the amount of the Fund's assets committed to any one asset class or market segment will fluctuate. The Adviser has the flexibility to select any combination of the aforementioned asset classes or market segments depending upon market conditions and the current economic environment and, as a result, at any given time the Fund's assets may be invested in certain asset classes or market segments and not others. The Fund will invest at least 70% of its net assets in U.S. fixed-income securities and may have no more than 5% of net asset exposure to non-U.S. dollar currencies. The Fund will also invest at least 50% of its net assets in securities rated investment grade. The Fund may invest in securities of any duration; however, the average duration of the Fund will normally vary between zero and six years.

The Fund may invest in fixed-income securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities or in fixed-income securities issued or guaranteed by foreign governments or supranational organizations or any of their instrumentalities, including debt obligations of governmental issuers located in emerging market or developing countries and sovereign debt.

The Fund may invest in fixed-income securities that are rated below "investment grade" or are not rated, but are of equivalent quality. These fixed-income securities are often referred to as "high yield securities" or "junk bonds." High yield securities are fixed-income securities rated non-investment grade by a nationally recognized statistical rating organization or, if unrated, considered by the Adviser to be of equivalent quality. In the case of a security that is rated differently by rating agencies, the security will be treated as rated in the highest rating category.

The corporate securities in which the Fund will invest may include fixed-income securities issued by corporations located in or outside of the United States, certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, banks, commercial paper and convertibles securities.

The Fund's mortgage securities may include agency mortgage-backed securities that are guaranteed by the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac), each a government-sponsored enterprise, or the Government National Mortgage Association (Ginnie Mae), non-agency residential mortgage-backed securities, commercial mortgage-backed securities and various other asset-backed securities.

The Fund may invest in securities of foreign issuers, including issuers located in emerging market or developing countries. The Fund may make global, regional and sector allocations to foreign and emerging markets. The securities in which the Fund may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars. The Fund may also invest in restricted and illiquid securities.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other related instruments and techniques. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Fund will be counted towards the Fund's exposure to the types of securities listed above to the extent they have economic characteristics similar to such securities.

The Adviser employs a value approach toward fixed-income investing. The Adviser relies upon value measures to guide its decisions regarding sector, security and country selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S. Treasury. The Adviser also measures various types of risk by monitoring interest rates, inflation, the shape of the yield curve, credit risk, prepayment risk, country risk and currency valuations.

The Adviser may sell securities or exit positions when it believes that expected risk-adjusted return is low compared to other investment opportunities.

The Adviser believes that environmental, social and governance ("ESG") factors have the ability to impact the fundamental credit risk of an entity and, in turn, the bond's price. The Fund's investment process incorporates information about ESG issues via an integrated approach within the Adviser's fundamental investment analysis framework. The Adviser may engage with management of certain issuers regarding corporate governance practices as well as what the Adviser deems to be materially important environmental and/or social issues facing a company.

For corporate bonds, the Adviser has a proprietary ESG-scoring methodology that explicitly considers the risks and opportunities ESG factors pose to corporate bonds. By combining third-party ESG data with proprietary sector views, it allows the Adviser to create a unique but scalable approach that works across issuers in the credit space.

From a sovereign perspective, ESG issues are considered within the framework of the Adviser's fundamental country analysis and contribute to the Adviser's view of a country.

Within securitized products, the Adviser's consideration of ESG issues varies by underlying sector. For residential mortgage-backed securities and asset-backed securities, the Adviser primarily focuses on the loan originators' and servicers' best practices. For commercial mortgage-backed securities, the focus is on the underlying commercial properties with particular emphasis on properties with potential environmental issues.

The Fund will not invest in the following:

•  Corporations that generate revenue from the manufacturing or production of tobacco;

•  Corporations that generate revenue from manufacturing or production of landmines or cluster munitions;

•  Corporations that generate revenue from manufacturing or production of firearms;

•  Corporations that generate revenue from the mining of thermal coal or coal fired power generation; or

•  Corporations that primarily generate revenue from the fossil fuel industries, which the Adviser has determined produce a certain level of carbon emissions.

The Fund may invest in green bonds (a debt security that is typically issued to raise capital specifically to support climate-related or environmental projects) issued by companies that would otherwise be subject to fossil fuel exclusions so long as the Adviser has determined that the proceeds will not be used to finance fossil fuel generation capabilities.

In analyzing whether an issuer meets any of the criteria described above, the Adviser may rely upon, among other things, information provided by an independent third party.

Subject to shareholder approval of the changes to the Fund's investment objective and effective on or about October 1, 2019, (i) the Fund's benchmark will change from the ICE BofAML 3-Month U.S. Treasury Bill Index to the Bloomberg Barclays U.S. Aggregate Index, (ii) the Fund will be managed by Jim Caron, Joseph Mehlman and Gregory Finck and the sub-advisory agreement with Morgan Stanley Investment Management Limited will terminate, (iii) the Fund's contractual advisory fee will be reduced from 0.40% of average daily net assets to 0.32% of average daily net assets and (iv) the Fund's total expense ratio caps will be reduced from 1.00%, 1.35%, 2.10 and 0.95% to 0.60%, 0.95%, 1.70% and 0.57% with respect to Class I, Class A, Class C and Class IS, respectively.

Please retain this supplement for future reference.